Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,499,200.00
Total Fee Amount	739.43
Total Offset Amount	0.00
Net Fee	$ 739.43
Offering Table N/A
Offset Table N/A	N/A